Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT1-0324
1.9867767.108
Common Stocks - 97.4%
	Shares	Value ($)
Australia - 7.3%
Ampol Ltd.	92,505	2,187,974
ANZ Group Holdings Ltd.	1,166,624	20,584,363
APA Group unit	498,080	2,754,927
Aristocrat Leisure Ltd.	226,591	6,532,760
ASX Ltd.	75,149	3,212,798
Aurizon Holdings Ltd.	714,569	1,761,436
BHP Group Ltd.	1,967,635	60,197,894
BlueScope Steel Ltd.	175,355	2,677,375
Brambles Ltd.	539,424	5,143,282
CAR Group Ltd.	139,001	2,984,534
Cochlear Ltd.	25,440	5,048,542
Coles Group Ltd.	519,556	5,391,629
Commonwealth Bank of Australia	650,674	49,616,778
Computershare Ltd.	210,923	3,493,570
DEXUS Property Group unit	417,534	2,113,001
EBOS Group Ltd.	59,565	1,364,057
Endeavour Group Ltd.	556,196	2,035,531
Fortescue Ltd.	657,375	12,704,923
Glencore PLC	4,063,363	21,499,082
Goodman Group unit	663,517	11,013,835
IDP Education Ltd.	102,647	1,314,473
IGO Ltd.	264,577	1,286,165
Insurance Australia Group Ltd.	945,875	3,712,961
Macquarie Group Ltd.	142,525	17,586,083
Medibank Private Ltd.	1,069,062	2,676,549
Mineral Resources Ltd.	68,194	2,630,161
Mirvac Group unit	1,531,765	2,152,744
National Australia Bank Ltd.	1,214,630	25,617,039
Northern Star Resources Ltd.	446,118	3,826,714
Orica Ltd.	176,815	1,864,850
Origin Energy Ltd.	668,772	3,732,553
Pilbara Minerals Ltd.	1,109,841	2,527,849
Qantas Airways Ltd. (a)	328,037	1,182,693
QBE Insurance Group Ltd.	579,921	5,971,205
Ramsay Health Care Ltd.	71,253	2,375,473
REA Group Ltd.	20,514	2,446,638
Reece Ltd.	87,766	1,292,823
Rio Tinto Ltd.	144,102	12,399,602
Rio Tinto PLC	437,103	30,256,024
Santos Ltd.	1,260,746	6,371,738
Scentre Group unit	2,014,861	4,005,640
SEEK Ltd.	138,280	2,279,586
Sonic Healthcare Ltd.	174,942	3,647,576
South32 Ltd.	1,760,570	3,812,018
Stockland Corp. Ltd. unit	926,660	2,736,530
Suncorp Group Ltd.	493,108	4,538,834
Telstra Group Ltd.	1,569,871	4,140,274
The GPT Group	743,610	2,247,469
The Lottery Corp. Ltd.	864,068	2,836,203
Transurban Group unit	1,198,655	10,530,466
Treasury Wine Estates Ltd.	309,880	2,172,917
Vicinity Centres unit	1,502,069	1,993,856
Washington H. Soul Pattinson & Co. Ltd.	91,080	2,035,925
Wesfarmers Ltd.	440,404	16,672,350
Westpac Banking Corp.	1,362,192	21,369,556
WiseTech Global Ltd.	64,695	3,045,914
Woodside Energy Group Ltd.	737,071	15,416,745
Woolworths Group Ltd.	474,212	11,136,854
TOTAL AUSTRALIA		468,161,341
Austria - 0.2%
Erste Group Bank AG	133,473	5,776,983
Mondi PLC	171,350	3,070,527
OMV AG	57,169	2,552,237
Verbund AG	26,435	2,161,192
Voestalpine AG	45,050	1,343,721
TOTAL AUSTRIA		14,904,660
Belgium - 0.8%
Ageas	62,021	2,668,309
Anheuser-Busch InBev SA NV	337,183	20,857,331
D'ieteren Group	8,339	1,691,544
Elia Group SA/NV	11,417	1,379,428
Groupe Bruxelles Lambert SA	34,169	2,599,621
KBC Group NV	97,165	6,350,776
Lotus Bakeries SA	158	1,347,222
Sofina SA	5,983	1,439,293
Syensqo SA	28,771	2,564,847
UCB SA	49,078	4,630,269
Umicore SA	81,303	1,849,356
Warehouses de Pauw	68,141	2,008,899
TOTAL BELGIUM		49,386,895
Brazil - 0.0%
Yara International ASA	64,272	2,135,219
Burkina Faso - 0.0%
Endeavour Mining PLC	71,673	1,282,536
Chile - 0.1%
Antofagasta PLC	153,079	3,365,848
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	1,435,500	3,440,599
Budweiser Brewing Co. APAC Ltd. (b)	668,000	1,052,863
ESR Group Ltd. (b)	845,200	1,080,397
Prosus NV	567,829	16,893,862
SITC International Holdings Co. Ltd.	521,000	790,536
Wharf Holdings Ltd.	415,000	1,212,501
Wilmar International Ltd.	745,700	1,825,987
TOTAL CHINA		26,296,745
Denmark - 3.5%
A.P. Moller - Maersk A/S:
Series A	1,177	2,134,710
Series B	1,883	3,471,874
Carlsberg A/S Series B	38,226	4,918,442
Coloplast A/S Series B	53,039	6,133,179
Danske Bank A/S	267,755	7,206,721
Demant A/S (a)	39,119	1,779,696
DSV A/S	72,261	12,928,203
Genmab A/S (a)	25,647	7,091,964
Novo Nordisk A/S Series B	1,266,809	144,801,931
Novozymes A/S Series B	142,151	7,301,737
ORSTED A/S (b)	73,435	4,139,146
Pandora A/S	32,821	4,801,181
Rockwool International A/S Series B	3,575	979,587
Tryg A/S	135,540	2,899,425
Vestas Wind Systems A/S (a)	392,022	11,053,067
TOTAL DENMARK		221,640,863
Finland - 1.0%
Elisa Corp. (A Shares)	55,213	2,521,002
Fortum Corp.	174,167	2,388,541
Kesko Oyj	106,024	2,071,609
Kone OYJ (B Shares)	131,940	6,550,472
Metso Corp.	257,435	2,584,571
Neste OYJ	164,231	5,688,376
Nokia Corp.	2,099,034	7,535,711
Nordea Bank Abp (Helsinki Stock Exchange)	1,242,874	15,349,792
Orion Oyj (B Shares)	41,804	1,929,986
Sampo Oyj (A Shares)	175,245	7,345,385
Stora Enso Oyj (R Shares)	225,838	2,883,606
UPM-Kymmene Corp.	207,188	7,538,985
Wartsila Corp.	183,763	2,720,720
TOTAL FINLAND		67,108,756
France - 10.1%
Accor SA	77,122	3,058,789
Adevinta ASA Class B (a)	135,750	1,458,532
Aeroports de Paris SA	13,446	1,807,668
Air Liquide SA	152,511	28,539,901
Air Liquide SA	50,800	9,506,376
Airbus Group NV	230,118	36,654,551
Alstom SA (c)	111,886	1,410,929
Amundi SA (b)	23,832	1,620,005
Arkema SA	23,304	2,551,203
AXA SA	700,297	23,505,701
bioMerieux SA	16,081	1,737,874
BNP Paribas SA	407,781	27,396,427
Bollore SA	286,379	1,895,625
Bouygues SA	74,043	2,719,021
Bureau Veritas SA	114,486	3,056,008
Capgemini SA	60,645	13,579,691
Carrefour SA	223,590	3,817,195
Compagnie de St.-Gobain	176,928	12,509,969
Compagnie Generale des Etablissements Michelin SCA Series B	263,355	8,744,092
Covivio	19,606	956,859
Credit Agricole SA	414,759	5,941,360
Danone SA	249,948	16,652,446
Dassault Aviation SA	7,842	1,487,336
Dassault Systemes SA	259,398	13,446,748
Edenred SA	96,887	5,802,794
Eiffage SA	28,531	2,993,311
Engie SA	177,100	2,828,725
Engie SA	531,921	8,496,095
EssilorLuxottica SA	114,453	22,548,570
Eurazeo SA	16,915	1,445,037
Gecina SA	17,847	1,980,801
Getlink SE	138,783	2,399,725
Hermes International SCA	12,294	26,011,577
Ipsen SA	14,641	1,693,011
Kering SA	28,898	11,870,538
Klepierre SA	83,514	2,174,209
L'Oreal SA	23,300	11,150,317
L'Oreal SA	70,331	33,657,206
La Francaise des Jeux SAEM (b)	40,777	1,658,708
Legrand SA	102,903	9,972,913
LVMH Moet Hennessy Louis Vuitton SE	107,190	89,188,400
Orange SA	722,828	8,595,821
Pernod Ricard SA	79,388	13,083,678
Publicis Groupe SA	88,848	8,939,279
Remy Cointreau SA	8,951	906,952
Renault SA	74,620	2,828,109
Safran SA	132,687	24,773,832
Sartorius Stedim Biotech	10,735	2,914,250
SEB SA	9,667	1,185,749
Societe Generale Series A	286,752	7,370,971
Sodexo SA	34,344	3,882,288
Teleperformance	23,111	3,637,763
Thales SA	40,801	5,968,074
TotalEnergies SE	889,592	57,712,790
Unibail-Rodamco-Westfield NV (a)	45,879	3,320,965
Veolia Environnement SA	263,828	8,596,529
VINCI SA	197,077	24,895,228
Vivendi SA	259,865	2,936,141
Worldline SA (a)(b)	93,358	1,262,059
TOTAL FRANCE		642,736,721
Germany - 7.8%
adidas AG	62,887	11,969,464
Allianz SE	156,562	41,829,614
BASF AG	346,470	16,562,649
Bayer AG	381,368	11,866,881
Bayerische Motoren Werke AG (BMW)	123,776	12,879,273
Bechtle AG	31,793	1,660,899
Beiersdorf AG	39,128	5,744,503
Brenntag SE	53,977	4,798,468
Carl Zeiss Meditec AG	15,624	1,664,171
Commerzbank AG	409,228	4,723,259
Continental AG	42,703	3,488,438
Covestro AG (a)(b)	75,088	3,982,724
Daimler Truck Holding AG	207,652	7,463,861
Deutsche Bank AG	752,401	9,785,083
Deutsche Borse AG	73,755	14,687,545
Deutsche Lufthansa AG (a)	232,277	1,944,917
Deutsche Telekom AG	1,258,203	30,886,149
DHL Group	384,793	18,513,455
E.ON SE	871,540	11,829,928
Evonik Industries AG	90,447	1,675,856
Fresenius Medical Care AG & Co. KGaA	79,731	3,081,572
Fresenius SE & Co. KGaA	163,984	4,628,921
GEA Group AG	63,550	2,554,840
Hannover Reuck SE	23,407	5,620,759
HeidelbergCement AG	54,206	5,030,887
HelloFresh AG (a)(c)	60,351	806,788
Henkel AG & Co. KGaA	40,292	2,755,598
Infineon Technologies AG	506,947	18,481,724
Knorr-Bremse AG	28,159	1,751,025
LEG Immobilien AG (a)	28,766	2,408,031
Mercedes-Benz Group AG (Germany)	311,476	21,028,612
Merck KGaA	50,171	8,231,837
MTU Aero Engines AG	20,894	4,825,377
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	52,976	22,568,408
Nemetschek SE	22,418	2,084,018
Puma AG	40,985	1,649,392
Rational AG	1,986	1,532,437
Rheinmetall AG	16,909	5,935,251
RWE AG	245,440	9,105,930
SAP SE	405,359	70,227,045
Scout24 AG (b)	29,114	2,152,733
Siemens AG	295,025	52,816,521
Siemens Energy AG (a)	201,688	3,043,870
Siemens Healthineers AG (b)	109,470	6,135,257
Symrise AG	51,546	5,344,411
Talanx AG	25,061	1,761,777
Volkswagen AG	11,459	1,617,794
Vonovia SE	284,605	8,866,117
Wacker Chemie AG	7,086	776,888
Zalando SE (a)(b)	87,034	1,737,776
TOTAL GERMANY		496,518,733
Hong Kong - 1.8%
AIA Group Ltd.	4,455,800	34,944,255
CK Asset Holdings Ltd.	757,425	3,417,762
CK Infrastructure Holdings Ltd.	244,500	1,452,047
CLP Holdings Ltd.	637,500	5,070,318
Futu Holdings Ltd. ADR (a)(c)	21,439	1,001,630
Hang Lung Properties Ltd.	698,000	810,350
Hang Seng Bank Ltd.	296,700	3,088,697
Henderson Land Development Co. Ltd.	563,021	1,467,020
HKT Trust/HKT Ltd. unit	1,470,000	1,765,854
Hong Kong & China Gas Co. Ltd.	4,344,074	3,091,362
Hong Kong Exchanges and Clearing Ltd.	467,560	14,175,860
Hongkong Land Holdings Ltd.	428,220	1,336,692
Jardine Matheson Holdings Ltd.	61,861	2,483,976
Link (REIT)	994,296	4,987,077
MTR Corp. Ltd.	602,690	1,960,737
New World Development Co. Ltd. (c)	585,845	718,043
Power Assets Holdings Ltd.	537,500	3,147,163
Prudential PLC	1,068,779	10,979,104
Sino Land Ltd.	1,461,661	1,526,799
Sun Hung Kai Properties Ltd.	562,500	5,250,034
Swire Pacific Ltd. (A Shares)	166,000	1,284,348
Swire Properties Ltd.	453,200	846,929
Techtronic Industries Co. Ltd.	534,000	5,671,671
WH Group Ltd. (b)	3,236,000	1,909,224
Wharf Real Estate Investment Co. Ltd.	648,000	1,898,532
Xinyi Glass Holdings Ltd.	655,108	543,101
TOTAL HONG KONG		114,828,585
Ireland - 0.4%
AerCap Holdings NV (a)	77,722	5,950,396
AIB Group PLC	609,954	2,686,807
Bank of Ireland Group PLC	410,183	3,772,035
Kerry Group PLC Class A	61,882	5,529,298
Kingspan Group PLC (Ireland)	60,052	4,903,708
Smurfit Kappa Group PLC	101,069	3,773,733
TOTAL IRELAND		26,615,977
Israel - 0.6%
Azrieli Group	16,468	1,114,194
Bank Hapoalim BM (Reg.)	493,170	4,215,486
Bank Leumi le-Israel BM	591,678	4,518,991
Check Point Software Technologies Ltd. (a)	36,333	5,774,404
Elbit Systems Ltd. (Israel)	10,350	2,136,536
Global-e Online Ltd. (a)(c)	35,069	1,324,556
Icl Group Ltd.	300,332	1,379,909
Israel Discount Bank Ltd. (Class A)	480,210	2,340,658
Mizrahi Tefahot Bank Ltd.	59,967	2,240,697
NICE Ltd. (a)	24,584	5,068,776
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	435,115	5,264,892
Wix.com Ltd. (a)	21,080	2,674,630
TOTAL ISRAEL		38,053,729
Italy - 2.3%
Amplifon SpA	48,336	1,586,429
Assicurazioni Generali SpA	393,432	8,797,015
Banco BPM SpA	470,557	2,547,740
Coca-Cola HBC AG	85,785	2,530,893
Davide Campari Milano NV	238,995	2,430,433
DiaSorin SpA	8,688	803,145
Enel SpA	3,157,329	21,543,645
Eni SpA	917,343	14,623,676
Ferrari NV (Italy)	48,932	17,117,519
FinecoBank SpA	237,041	3,440,366
Infrastrutture Wireless Italiane SpA (b)	130,462	1,585,436
Intesa Sanpaolo SpA	6,032,634	18,588,331
Leonardo SpA	157,101	2,751,270
Mediobanca SpA	214,289	2,848,460
Moncler SpA	79,956	4,951,204
Nexi SpA (a)(b)	229,253	1,769,953
Poste Italiane SpA (b)	202,811	2,206,025
Prysmian SpA	101,945	4,515,949
Recordati SpA	40,590	2,250,306
Snam SpA	782,818	3,823,241
Telecom Italia SpA (a)	3,868,143	1,165,886
Terna - Rete Elettrica Nazionale	546,202	4,620,716
UniCredit SpA	623,510	18,263,887
TOTAL ITALY		144,761,525
Japan - 22.7%
Advantest Corp.	297,400	11,835,882
AEON Co. Ltd.	253,900	6,067,493
AGC, Inc.	75,030	2,821,747
Aisin Seiki Co. Ltd.	57,190	2,135,195
Ajinomoto Co., Inc.	172,100	7,067,276
Ana Holdings, Inc. (a)(c)	62,000	1,370,087
Asahi Group Holdings	187,000	6,950,410
ASAHI INTECC Co. Ltd.	84,400	1,603,676
Asahi Kasei Corp.	487,000	3,693,185
Astellas Pharma, Inc.	702,500	8,178,844
Azbil Corp.	44,600	1,441,236
Bandai Namco Holdings, Inc.	232,700	5,038,548
BayCurrent Consulting, Inc.	51,300	1,192,674
Bridgestone Corp.	221,600	9,602,524
Brother Industries Ltd.	90,100	1,509,407
Canon, Inc.	388,300	10,696,556
Capcom Co. Ltd.	67,200	2,562,926
Central Japan Railway Co.	279,900	6,995,441
Chiba Bank Ltd.	205,800	1,525,033
Chubu Electric Power Co., Inc.	250,160	3,245,248
Chugai Pharmaceutical Co. Ltd.	260,700	9,377,437
Concordia Financial Group Ltd.	411,400	1,960,504
Dai Nippon Printing Co. Ltd.	79,420	2,298,411
Dai-ichi Mutual Life Insurance Co.	365,100	8,007,651
Daifuku Co. Ltd.	118,000	2,326,960
Daiichi Sankyo Kabushiki Kaisha	718,000	21,496,229
Daikin Industries Ltd.	102,400	16,407,792
Daito Trust Construction Co. Ltd.	24,100	2,741,389
Daiwa House Industry Co. Ltd.	230,300	7,121,325
Daiwa House REIT Investment Corp.	901	1,591,977
Daiwa Securities Group, Inc.	517,800	3,711,003
DENSO Corp.	734,100	11,531,280
Dentsu Group, Inc.	78,700	2,088,799
Disco Corp.	35,800	9,660,244
East Japan Railway Co.	117,400	6,714,418
Eisai Co. Ltd.	97,900	4,609,980
ENEOS Holdings, Inc.	1,118,500	4,517,124
FANUC Corp.	369,900	10,232,313
Fast Retailing Co. Ltd.	67,900	18,127,737
Fuji Electric Co. Ltd.	49,300	2,468,946
FUJIFILM Holdings Corp.	144,900	9,184,476
Fujitsu Ltd.	68,300	9,453,699
GLP J-REIT	1,816	1,621,386
Hamamatsu Photonics K.K.	54,500	2,153,018
Hankyu Hanshin Holdings, Inc.	88,800	2,716,883
Hikari Tsushin, Inc.	7,900	1,376,574
Hirose Electric Co. Ltd.	11,930	1,388,090
Hitachi Construction Machinery Co. Ltd.	41,800	1,185,967
Hitachi Ltd.	359,900	28,270,271
Honda Motor Co. Ltd.	1,793,100	20,043,385
Hoshizaki Corp.	42,200	1,535,294
Hoya Corp.	137,500	17,466,513
Hulic Co. Ltd.	148,900	1,644,205
Ibiden Co. Ltd.	43,700	2,198,981
Idemitsu Kosan Co. Ltd.	375,815	2,086,895
Iida Group Holdings Co. Ltd.	59,900	904,307
INPEX Corp.	376,800	5,121,640
Isuzu Motors Ltd.	226,300	3,087,851
Itochu Corp.	461,400	20,940,235
Japan Airlines Co. Ltd.	56,000	1,076,083
Japan Exchange Group, Inc.	194,900	4,313,472
Japan Post Bank Co. Ltd.	561,700	5,841,598
Japan Post Holdings Co. Ltd.	806,100	7,716,540
Japan Post Insurance Co. Ltd.	74,400	1,392,908
Japan Real Estate Investment Corp.	497	1,905,271
Japan Retail Fund Investment Corp.	2,713	1,841,702
Japan Tobacco, Inc.	465,800	12,277,271
JFE Holdings, Inc.	223,400	3,527,223
JSR Corp.	68,800	1,876,498
Kajima Corp.	164,200	2,930,454
Kansai Electric Power Co., Inc.	273,300	3,728,396
Kao Corp.	180,900	7,157,774
Kawasaki Kisen Kaisha Ltd.	53,500	2,606,723
KDDI Corp.	581,000	19,251,467
KDX Realty Investment Corp.	1,608	1,744,266
Keisei Electric Railway Co.	50,200	2,271,543
Keyence Corp.	75,500	33,778,540
Kikkoman Corp.	52,700	3,242,540
Kintetsu Group Holdings Co. Ltd.	70,300	2,169,280
Kirin Holdings Co. Ltd.	301,600	4,335,188
Kobe Bussan Co. Ltd.	58,400	1,492,278
Koei Tecmo Holdings Co. Ltd.	45,660	568,748
Koito Manufacturing Co. Ltd.	74,900	1,146,666
Komatsu Ltd.	359,100	10,216,380
Konami Group Corp.	39,000	2,398,429
Kose Corp.	12,900	843,953
Kubota Corp.	389,700	5,899,073
Kyocera Corp.	498,400	7,296,615
Kyowa Hakko Kirin Co., Ltd.	104,800	1,650,807
Lasertec Corp.	29,300	7,630,577
LY Corp.	1,037,300	3,227,075
M3, Inc.	171,300	2,703,114
Makita Corp.	86,920	2,339,451
Marubeni Corp.	556,000	9,483,509
MatsukiyoCocokara & Co.	133,200	2,421,148
Mazda Motor Corp.	220,700	2,675,646
McDonald's Holdings Co. (Japan) Ltd. (c)	33,500	1,491,570
Meiji Holdings Co. Ltd.	91,100	2,203,218
Minebea Mitsumi, Inc.	140,910	2,912,639
Misumi Group, Inc.	110,550	1,895,368
Mitsubishi Chemical Holdings Corp.	497,000	2,996,782
Mitsubishi Corp.	1,339,300	23,082,765
Mitsubishi Electric Corp.	750,200	11,133,193
Mitsubishi Estate Co. Ltd.	436,900	6,053,652
Mitsubishi Heavy Industries Ltd.	124,400	8,297,915
Mitsubishi UFJ Financial Group, Inc.	4,432,700	41,519,107
Mitsubishi UFJ Lease & Finance Co. Ltd.	313,200	2,220,729
Mitsui & Co. Ltd.	502,400	20,375,966
Mitsui Chemicals, Inc.	66,300	1,951,227
Mitsui Fudosan Co. Ltd.	345,500	8,673,355
Mitsui OSK Lines Ltd.	133,500	4,795,386
Mizuho Financial Group, Inc.	936,420	17,006,856
MonotaRO Co. Ltd.	97,300	916,393
MS&AD Insurance Group Holdings, Inc.	166,500	6,875,578
Murata Manufacturing Co. Ltd.	669,000	13,508,531
NEC Corp.	95,300	6,227,352
Nexon Co. Ltd.	132,810	2,119,520
Nidec Corp.	162,000	6,042,084
Nintendo Co. Ltd.	403,300	22,532,741
Nippon Building Fund, Inc.	594	2,403,390
Nippon Express Holdings, Inc.	28,100	1,672,549
Nippon Paint Holdings Co. Ltd.	368,100	2,899,275
Nippon Prologis REIT, Inc.	882	1,569,257
Nippon Sanso Holdings Corp.	67,300	1,705,335
Nippon Steel & Sumitomo Metal Corp.	332,000	7,989,473
Nippon Telegraph & Telephone Corp.	11,599,800	14,566,506
Nippon Yusen KK	188,100	6,482,088
Nissan Chemical Corp.	48,800	1,946,282
Nissan Motor Co. Ltd.	901,200	3,537,956
Nissin Food Holdings Co. Ltd.	77,900	2,520,172
Nitori Holdings Co. Ltd.	31,100	4,070,422
Nitto Denko Corp.	55,700	4,620,753
Nomura Holdings, Inc.	1,166,700	6,284,022
Nomura Real Estate Holdings, Inc.	42,600	1,165,779
Nomura Real Estate Master Fund, Inc.	1,647	1,802,255
Nomura Research Institute Ltd.	149,920	4,585,083
NTT Data Corp.	245,000	3,528,888
Obayashi Corp.	252,100	2,333,574
OBIC Co. Ltd.	27,100	4,162,822
Odakyu Electric Railway Co. Ltd.	121,600	1,858,109
Oji Holdings Corp.	334,700	1,308,622
Olympus Corp.	466,900	6,911,830
OMRON Corp.	68,100	3,062,136
Ono Pharmaceutical Co. Ltd.	150,600	2,714,435
Open House Group Co. Ltd.	30,400	950,672
Oracle Corp. Japan	14,900	1,174,257
Oriental Land Co. Ltd.	423,500	15,728,829
ORIX Corp.	455,400	8,793,441
Osaka Gas Co. Ltd.	145,630	3,066,510
Otsuka Corp.	44,300	1,864,046
Otsuka Holdings Co. Ltd.	162,400	6,383,671
Pan Pacific International Holdings Ltd.	147,800	3,194,918
Panasonic Holdings Corp.	857,500	8,076,604
Rakuten Group, Inc.	581,400	2,553,949
Recruit Holdings Co. Ltd.	559,600	22,103,483
Renesas Electronics Corp. (a)	570,200	9,355,606
Resona Holdings, Inc.	825,320	4,555,983
Ricoh Co. Ltd.	213,000	1,674,179
ROHM Co. Ltd.	128,000	2,209,182
SBI Holdings, Inc. Japan	95,800	2,353,391
SCSK Corp.	60,700	1,191,822
Secom Co. Ltd.	81,500	5,915,300
Seiko Epson Corp.	112,100	1,636,370
Sekisui Chemical Co. Ltd.	149,300	2,131,637
Sekisui House Ltd.	231,600	5,228,184
Seven & i Holdings Co. Ltd.	292,500	11,552,237
SG Holdings Co. Ltd.	124,300	1,609,698
Sharp Corp. (a)	101,000	679,155
Shimadzu Corp.	91,900	2,541,217
SHIMANO, Inc.	29,800	4,278,545
SHIMIZU Corp.	202,100	1,352,884
Shin-Etsu Chemical Co. Ltd.	707,200	27,836,943
Shionogi & Co. Ltd.	101,400	4,866,838
Shiseido Co. Ltd.	155,300	4,329,250
Shizuoka Financial Group	181,700	1,660,740
SMC Corp.	22,200	12,357,508
SoftBank Corp.	1,116,100	14,828,332
SoftBank Group Corp.	399,400	17,242,353
Sompo Holdings, Inc.	114,700	5,947,362
Sony Group Corp.	489,500	48,004,481
Square Enix Holdings Co. Ltd.	33,300	1,301,239
Subaru Corp.	238,900	4,765,891
Sumco Corp.	135,900	2,060,302
Sumitomo Chemical Co. Ltd.	546,600	1,287,015
Sumitomo Corp.	403,600	9,281,934
Sumitomo Electric Industries Ltd.	277,400	3,687,093
Sumitomo Metal Mining Co. Ltd.	95,930	2,651,378
Sumitomo Mitsui Financial Group, Inc.	493,300	25,658,200
Sumitomo Mitsui Trust Holdings, Inc.	254,400	5,213,488
Sumitomo Realty & Development Co. Ltd.	110,900	3,487,711
Suntory Beverage & Food Ltd.	54,000	1,761,738
Suzuki Motor Corp.	143,000	6,423,373
Sysmex Corp.	65,100	3,526,616
T&D Holdings, Inc.	194,400	3,219,022
Taisei Corp.	66,000	2,406,268
Takeda Pharmaceutical Co. Ltd.	614,203	18,051,720
TDK Corp.	150,900	7,508,005
Terumo Corp.	261,200	8,842,130
TIS, Inc.	85,400	1,899,454
Tobu Railway Co. Ltd.	73,300	1,941,224
Toho Co. Ltd.	43,470	1,416,024
Tokio Marine Holdings, Inc.	699,600	18,446,656
Tokyo Electric Power Co., Inc. (a)	592,700	3,155,628
Tokyo Electron Ltd.	183,100	33,978,317
Tokyo Gas Co. Ltd.	143,500	3,296,465
Tokyu Corp.	194,100	2,277,624
Toppan Holdings, Inc.	95,700	2,637,919
Toray Industries, Inc.	538,300	2,689,579
Tosoh Corp.	100,990	1,302,231
Toto Ltd.	51,500	1,393,862
Toyota Industries Corp.	56,970	4,818,472
Toyota Motor Corp.	4,116,650	82,200,530
Toyota Tsusho Corp.	82,440	5,402,411
Trend Micro, Inc.	51,900	2,969,166
Unicharm Corp.	156,600	5,388,354
USS Co. Ltd.	79,800	1,509,131
West Japan Railway Co.	85,300	3,552,704
Yakult Honsha Co. Ltd.	99,600	2,175,423
Yamaha Corp.	50,900	1,119,319
Yamaha Motor Co. Ltd.	346,700	3,276,923
Yamato Holdings Co. Ltd.	103,200	1,783,959
Yaskawa Electric Corp.	93,200	3,512,366
Yokogawa Electric Corp.	88,600	1,741,053
Zensho Holdings Co. Ltd.	36,100	1,767,771
ZOZO, Inc.	54,400	1,191,171
TOTAL JAPAN		1,449,622,159
Jordan - 0.0%
Hikma Pharmaceuticals PLC	64,361	1,575,422
Korea (South) - 0.0%
Delivery Hero AG (a)(b)	68,297	1,549,611
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	198,630	5,503,868
Eurofins Scientific SA	52,393	3,176,445
TOTAL LUXEMBOURG		8,680,313
Macau - 0.1%
Galaxy Entertainment Group Ltd.	849,000	4,406,208
Sands China Ltd. (a)	942,400	2,473,585
TOTAL MACAU		6,879,793
Netherlands - 6.0%
ABN AMRO Bank NV GDR (Bearer) (b)	184,809	2,728,217
Adyen BV (a)(b)	8,429	10,571,547
AEGON NV	630,315	3,721,975
Akzo Nobel NV	66,223	5,086,754
Argenx SE (a)	22,934	8,660,613
ASM International NV (Netherlands)	18,228	10,168,624
ASML Holding NV (Netherlands)	156,494	135,772,339
ASR Nederland NV	61,527	2,906,375
BE Semiconductor Industries NV	29,926	4,521,276
Euronext NV (b)	33,260	2,934,834
EXOR NV	36,335	3,528,554
Heineken Holding NV	50,314	4,233,042
Heineken NV (Bearer)	111,799	11,246,475
IMCD NV	22,122	3,394,829
ING Groep NV (Certificaten Van Aandelen)	1,405,062	19,963,781
JDE Peet's BV	37,844	934,929
Koninklijke Ahold Delhaize NV	372,954	10,488,648
Koninklijke KPN NV	1,302,454	4,430,613
Koninklijke Philips Electronics NV	306,419	6,482,464
NN Group NV	105,102	4,307,945
OCI NV	40,954	1,178,174
Randstad NV	42,846	2,442,982
Shell PLC (London)	2,568,743	79,637,013
Stellantis NV (Italy)	858,835	19,022,290
Universal Music Group NV	318,213	9,380,198
Wolters Kluwer NV	96,471	14,230,973
TOTAL NETHERLANDS		381,975,464
New Zealand - 0.2%
Auckland International Airport Ltd.	514,554	2,631,762
Fisher & Paykel Healthcare Corp.	225,937	3,263,220
Mercury Nz Ltd.	270,053	1,105,308
Meridian Energy Ltd.	502,119	1,701,075
Spark New Zealand Ltd.	713,714	2,315,629
Xero Ltd. (a)	55,859	3,998,310
TOTAL NEW ZEALAND		15,015,304
Norway - 0.6%
Aker BP ASA	122,675	3,275,299
DNB Bank ASA	359,300	6,984,694
Equinor ASA	349,737	10,008,456
Gjensidige Forsikring ASA	77,639	1,252,736
Kongsberg Gruppen ASA	34,145	1,743,409
Mowi ASA	180,666	3,260,397
Norsk Hydro ASA	515,048	3,018,441
Orkla ASA	272,117	2,134,555
Salmar ASA	28,172	1,566,473
Telenor ASA	244,473	2,712,686
TOTAL NORWAY		35,957,146
Portugal - 0.2%
Energias de Portugal SA	1,218,201	5,452,984
Galp Energia SGPS SA Class B	176,316	2,784,811
Jeronimo Martins SGPS SA	109,930	2,504,332
TOTAL PORTUGAL		10,742,127
Singapore - 1.4%
CapitaLand Ascendas REIT	1,448,689	3,139,641
CapitaLand Investment Ltd.	1,009,665	2,216,506
CapitaMall Trust	2,066,527	3,080,710
City Developments Ltd.	194,000	880,525
DBS Group Holdings Ltd.	703,105	16,653,255
Genting Singapore Ltd.	2,347,400	1,762,910
Grab Holdings Ltd. (a)(c)	735,839	2,259,026
Jardine Cycle & Carriage Ltd.	38,400	740,968
Keppel Ltd.	565,400	3,004,401
Mapletree Logistics Trust (REIT)	1,347,892	1,549,908
Mapletree Pan Asia Commercial Trust	916,500	992,491
Oversea-Chinese Banking Corp. Ltd.	1,314,464	12,573,345
Sea Ltd. ADR (a)	142,180	5,422,745
Seatrium Ltd. (a)	17,218,409	1,277,842
Sembcorp Industries Ltd.	347,000	1,460,346
Singapore Airlines Ltd.	577,990	2,868,728
Singapore Exchange Ltd.	332,800	2,323,823
Singapore Technologies Engineering Ltd.	606,100	1,679,466
Singapore Telecommunications Ltd.	3,205,400	5,720,173
STMicroelectronics NV (France)	265,315	11,649,322
United Overseas Bank Ltd.	490,872	10,346,865
UOL Group Ltd.	180,291	837,196
TOTAL SINGAPORE		92,440,192
South Africa - 0.2%
Anglo American PLC (United Kingdom)	493,273	11,758,483
Spain - 2.5%
Acciona SA	9,584	1,245,481
ACS Actividades de Construccion y Servicios SA	80,983	3,202,296
ACS Actividades de Construccion y Servicios SA rights (a)	79,336	36,353
Aena SME SA (b)	29,114	5,167,880
Amadeus IT Holding SA Class A	174,880	12,295,873
Banco Bilbao Vizcaya Argentaria SA	2,315,738	21,674,013
Banco Santander SA (Spain)	6,282,544	25,249,920
CaixaBank SA	1,601,731	6,829,771
Cellnex Telecom SA (b)	219,399	8,441,897
Corp. ACCIONA Energias Renovables SA	25,564	665,811
EDP Renovaveis SA	119,256	1,939,643
Enagas SA	96,627	1,575,770
Endesa SA	123,302	2,446,515
Grifols SA (a)	115,800	1,269,597
Iberdrola SA	2,382,343	28,685,703
Industria de Diseno Textil SA	423,444	18,105,354
Naturgy Energy Group SA (c)	48,935	1,322,101
Redeia Corp. SA	157,536	2,626,944
Repsol SA	495,862	7,323,031
Telefonica SA	1,897,432	7,720,335
TOTAL SPAIN		157,824,288
Sweden - 3.0%
Alfa Laval AB	112,315	4,145,445
ASSA ABLOY AB (B Shares)	389,073	10,670,610
Atlas Copco AB:
(A Shares)	1,042,705	16,640,970
(B Shares)	605,913	8,427,871
Beijer Ref AB (B Shares)	149,421	2,050,354
Boliden AB	106,175	2,825,613
Epiroc AB:
(A Shares)	255,818	4,519,984
(B Shares)	151,390	2,366,867
EQT AB	138,049	3,740,860
Ericsson (B Shares)	1,136,730	6,301,439
Essity AB (B Shares)	236,451	5,559,864
Evolution AB (b)	71,141	8,360,562
Fastighets AB Balder (a)	253,064	1,700,768
Getinge AB (B Shares)	88,793	1,908,683
H&M Hennes & Mauritz AB (B Shares)	250,728	3,553,244
Hexagon AB (B Shares)	805,957	8,795,883
Holmen AB (B Shares)	29,587	1,170,214
Husqvarna AB (B Shares)	135,753	1,061,849
Industrivarden AB:
(A Shares)	50,424	1,591,217
(C Shares)	56,765	1,788,591
Indutrade AB	106,073	2,592,031
Investment AB Latour (B Shares)	57,479	1,453,179
Investor AB (B Shares)	671,891	15,876,194
L E Lundbergforetagen AB	29,503	1,543,949
Lifco AB	90,492	2,193,029
Nibe Industrier AB (B Shares)	588,314	3,546,849
Saab AB (B Shares)	31,084	2,009,611
Sagax AB	76,633	1,872,627
Sandvik AB	413,903	8,698,544
Securitas AB (B Shares)	190,910	1,859,266
Skandinaviska Enskilda Banken AB (A Shares)	616,009	8,769,559
Skanska AB (B Shares)	132,076	2,299,065
SKF AB (B Shares)	132,290	2,617,414
Svenska Cellulosa AB SCA (B Shares)	235,191	3,210,340
Svenska Handelsbanken AB (A Shares)	566,217	6,104,013
Swedbank AB (A Shares)	329,578	6,739,364
Swedish Orphan Biovitrum AB (a)	75,526	2,119,183
Tele2 AB (B Shares)	207,384	1,770,804
Telia Co. AB	915,845	2,362,124
Volvo AB:
(A Shares)	77,780	1,916,351
(B Shares)	585,751	14,065,927
Volvo Car AB (a)	231,345	607,337
TOTAL SWEDEN		191,407,648
Switzerland - 6.2%
ABB Ltd. (Reg.)	620,993	26,275,357
Adecco SA (Reg.)	62,113	2,702,036
Alcon, Inc. (Switzerland)	193,979	14,709,990
Avolta AG (a)	37,983	1,451,134
Bachem Holding AG (B Shares)	13,102	883,639
Baloise Holdings AG	17,779	2,849,337
Banque Cantonale Vaudoise	11,693	1,501,344
Barry Callebaut AG	1,385	2,031,879
BKW AG	8,199	1,306,405
Clariant AG (Reg.)	83,766	1,078,441
Compagnie Financiere Richemont SA Series A	202,636	30,098,455
DSM-Firmenich AG	72,193	7,652,101
Ems-Chemie Holding AG	2,724	2,069,160
Geberit AG (Reg.)	12,977	7,521,983
Givaudan SA	3,584	14,988,882
Helvetia Holding AG (Reg.)	14,408	2,088,697
Julius Baer Group Ltd.	79,968	4,353,573
Kuehne & Nagel International AG	21,094	7,181,664
Lindt & Spruengli AG	42	5,324,526
Lindt & Spruengli AG (participation certificate)	372	4,741,874
Logitech International SA (Reg.)	63,838	5,360,335
Lonza Group AG	28,908	14,133,287
Novartis AG	795,685	82,284,810
Partners Group Holding AG	8,810	11,975,352
Sandoz Group AG	158,945	5,488,801
Schindler Holding AG:
(participation certificate)	15,807	3,956,558
(Reg.)	9,112	2,179,404
SGS SA (Reg.)	58,190	5,397,216
Sig Group AG	118,719	2,498,334
Sika AG	59,182	16,337,664
Sonova Holding AG	19,675	6,331,476
Straumann Holding AG	43,329	6,647,847
Swatch Group AG (Bearer)	11,233	2,637,048
Swatch Group AG (Bearer) (Reg.)	20,420	934,689
Swiss Life Holding AG	11,459	8,251,489
Swiss Prime Site AG	29,758	3,024,250
Swisscom AG	10,055	6,014,707
Temenos AG	24,802	2,540,125
UBS Group AG	1,276,753	38,452,761
VAT Group AG (b)	10,481	4,939,594
Zurich Insurance Group Ltd.	56,814	28,909,007
TOTAL SWITZERLAND		399,105,231
United Arab Emirates - 0.0%
NMC Health PLC (a)(d)	55,366	11
United Kingdom - 10.8%
3i Group PLC	377,840	11,828,262
Abrdn PLC	732,124	1,563,378
Admiral Group PLC	101,069	3,221,331
Ashtead Group PLC	169,987	11,206,384
Associated British Foods PLC	133,799	3,969,481
AstraZeneca PLC (United Kingdom)	601,659	79,766,051
Auto Trader Group PLC (b)	355,166	3,267,485
Aviva PLC	1,063,032	5,823,861
BAE Systems PLC	1,180,373	17,606,587
Barclays PLC	5,864,095	10,897,411
Barratt Developments PLC	378,321	2,590,927
Berkeley Group Holdings PLC	41,296	2,512,576
BP PLC	6,625,031	38,692,938
British American Tobacco PLC (United Kingdom)	824,736	24,316,195
BT Group PLC	2,509,023	3,567,606
Bunzl PLC	131,194	5,345,328
Burberry Group PLC	141,098	2,338,881
Centrica PLC	2,127,061	3,732,092
CK Hutchison Holdings Ltd.	1,040,500	5,373,996
Coca-Cola European Partners PLC	80,156	5,522,748
Compass Group PLC	665,356	18,326,414
Croda International PLC	54,205	3,300,747
DCC PLC (United Kingdom)	38,342	2,796,887
Diageo PLC	872,634	31,517,674
Entain PLC	247,970	3,042,592
Flutter Entertainment PLC (a)	68,583	14,154,146
Halma PLC	147,374	4,095,802
Hargreaves Lansdown PLC	138,092	1,340,181
HSBC Holdings PLC (United Kingdom)	7,564,119	59,058,398
Imperial Brands PLC	330,559	7,935,111
Informa PLC	537,139	5,291,888
InterContinental Hotel Group PLC	64,180	6,081,253
Intertek Group PLC	62,648	3,567,164
J Sainsbury PLC	643,469	2,203,395
JD Sports Fashion PLC	1,006,066	1,492,373
Kingfisher PLC	734,469	2,042,065
Land Securities Group PLC	274,678	2,330,874
Legal & General Group PLC	2,320,824	7,500,010
Lloyds Banking Group PLC	24,668,362	13,223,619
London Stock Exchange Group PLC	161,668	18,286,925
M&G PLC	870,778	2,473,026
Melrose Industries PLC	522,565	3,912,553
National Grid PLC	1,431,711	19,069,109
NatWest Group PLC	2,236,213	6,310,903
Next PLC	46,760	5,018,048
Ocado Group PLC (a)	224,897	1,557,875
Pearson PLC	248,163	3,044,409
Persimmon PLC	123,993	2,298,905
Phoenix Group Holdings PLC	291,596	1,867,653
Reckitt Benckiser Group PLC	278,566	20,140,567
RELX PLC (London Stock Exchange)	733,437	30,271,932
Rentokil Initial PLC	979,226	5,042,768
Rolls-Royce Holdings PLC (a)	3,267,291	12,404,111
Sage Group PLC	398,627	5,951,020
Schroders PLC	312,879	1,610,630
Segro PLC	452,714	5,059,102
Severn Trent PLC	104,480	3,439,947
Smith & Nephew PLC	339,041	4,741,488
Smiths Group PLC	134,906	2,773,929
Spirax-Sarco Engineering PLC	28,639	3,631,235
SSE PLC	423,972	9,029,734
St. James's Place PLC	212,963	1,765,607
Standard Chartered PLC (United Kingdom)	889,635	6,723,457
Taylor Wimpey PLC	1,371,234	2,575,368
Tesco PLC	2,758,612	9,996,161
Unilever PLC	970,633	47,231,234
United Utilities Group PLC	264,704	3,565,237
Vodafone Group PLC	8,934,474	7,595,573
Whitbread PLC	75,019	3,418,774
Wise PLC (a)	238,681	2,449,487
WPP PLC	417,237	4,034,888
TOTAL UNITED KINGDOM		689,735,766
United States of America - 7.1%
CRH PLC	274,653	19,575,330
CSL Ltd.	187,521	36,824,913
CyberArk Software Ltd. (a)	16,213	3,785,411
Experian PLC	357,055	14,861,485
Ferrovial SE	199,038	7,616,704
GSK PLC	1,589,647	31,439,622
Haleon PLC	2,150,828	8,736,159
Holcim AG	202,329	15,512,007
James Hardie Industries PLC CDI (a)	170,851	6,418,948
Monday.com Ltd. (a)	10,308	2,165,092
Nestle SA (Reg. S)	1,036,469	118,106,272
QIAGEN NV (Germany)	85,864	3,749,310
Roche Holding AG:
(Bearer)	12,425	3,769,471
(participation certificate)	272,728	77,650,122
Sanofi SA	441,871	44,251,400
Schneider Electric SA	211,251	41,500,287
Swiss Re Ltd.	117,088	13,446,226
Tenaris SA	183,310	2,915,087
TOTAL UNITED STATES OF AMERICA		452,323,846
TOTAL COMMON STOCKS (Cost $4,930,247,565)		6,224,390,937

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	22,887	2,244,609
Dr. Ing. h.c. F. Porsche AG Series F (b)	44,205	3,779,748
Henkel AG & Co. KGaA	65,741	5,039,607
Porsche Automobil Holding SE (Germany)	59,443	2,967,630
Sartorius AG (non-vtg.)	10,174	3,748,210
Volkswagen AG	80,043	10,294,736

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,049,965)		28,074,540

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $1,595,057)	1,600,000	1,595,090

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	52,567,802	52,578,315
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	8,868,748	8,869,635
TOTAL MONEY MARKET FUNDS (Cost $61,447,950)		61,447,950

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $5,021,340,537)	6,315,508,517
NET OTHER ASSETS (LIABILITIES) - 1.2% (i)	75,195,468
NET ASSETS - 100.0%	6,390,703,985

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,238	Mar 2024	138,222,700	2,694,306	2,694,306

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,033,681 or 1.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,595,090.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $1,135,158 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	38,217,789	1,035,771,249	1,021,410,723	1,381,619	-	-	52,578,315	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	21,059,609	27,103,094	39,293,068	53,357	-	-	8,869,635	0.0%
Total	59,277,398	1,062,874,343	1,060,703,791	1,434,976	-	-	61,447,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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